PLEDGE OF ASSETS	12 Months Ended
Dec. 31, 2018
PLEDGE OF ASSETS
PLEDGE OF ASSETS

24.    PLEDGE OF ASSETS

The Group has pledged various assets as collateral against certain secured borrowings as set out in note 19. As at December 31, 2018, a summary of these pledged assets was as follows:

	December 31,	December 31,
	2017	2018
Property, plant and equipment (note 6)	5,799,013	4,168,239
Land use rights (note 8)	176,914	328,116
Intangible assets (note 5)	1,111,705	772,597
Notes receivable (note 14)	82,125	933,551
Trade receivables (note 14)	22,000	—
Investments in associates	—	535,610

	7,191,757	6,738,113

As at December 31, 2018, in addition to the loans and borrowings which were secured by the above assets, the current portion of long-term loans and borrowings amounting to RMB1,354 million and the non-current portion of long-term loans and borrowings amounting to RMB10,155 million  were secured by the contractual right to charge users for electricity generated in the future (December 31, 2017: the current portion of long-term loans and borrowings amounting to RMB1,007 million  and the non-current portion of long-term loans and borrowings amounting to RMB12,582 million were secured by the contractual right to charge users for electricity generated in the future and 70.82% equity interests in a subsidiary of the Company, Ningxia Energy).